Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Components of Long-Term Debt
Long-term debt consists of the following:

As of December 31	2015	2016
(in thousands)	EUR	EUR

EUR 600 million 5.75 percent senior notes due 2017, carrying amount	254,339	243,292
EUR 500 million 0.625 percent senior notes due 2022, carrying amount	—	489,497
EUR 750 million 3.375 percent senior notes due 2023, carrying amount	828,876	842,284
EUR 1,000 million 1.375 percent senior notes due 2026, carrying amount	—	956,326
EUR 750 million 1.625 percent senior notes due 2027, carrying amount	—	746,239
Loan headquarter building[1]	28,078	26,648
Other	18,392	15,179
Long-term debt	1,129,685	3,319,465
Less: current portion of long-term debt	4,211	247,672
Non-current portion of long-term debt	1,125,474	3,071,793

1.	This loan relates to our VIE, see Note 12.

Principal Repayments and Other Borrowing Arrangements
Our obligations to make principal repayments under our Eurobonds and other borrowing arrangements excluding interest expense as of December 31, 2016, for the next five years and thereafter, are as follows:

(in thousands)	EUR
2017	242,360
2018	27,997
2019	1,762
2020	1,762
2021	1,762
Thereafter	3,002,180
Long-term debt	3,277,823
Less: current portion of long-term debt	242,360
Non-current portion of long-term debt	3,035,463

Summary of Carrying Amount of Outstanding Eurobonds and Fair Value of Interest Rate Swaps
The following table summarizes the carrying amount of our outstanding Eurobonds, including the fair value of interest rate swaps used to hedge the change in the fair value of the Eurobonds:

As of December 31	2015	2016
(in thousands)	EUR	EUR
Amortized cost amount	979,620	3,212,524
Fair value interest rate swaps [1]	103,595	65,114
Carrying amount	1,083,215	3,277,638

1.	The fair value of the interest rate swaps excludes accrued interest.

Estimated Fair Value of Eurobonds
The following table summarizes the estimated fair value of our Eurobonds:

As of December 31	2015	2016
(in thousands)	EUR	EUR
Principal amount	988,153	3,238,153
Carrying amount	1,083,215	3,277,638
Fair value [1]	1,100,849	3,386,213

1.	Source: Bloomberg Finance LP.